Balances and Transactions with Related Parties and Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Balances and Transactions with Related Parties and Affiliated Companies

The consolidated statements of financial positions and consolidated income statements include the following balances and transactions with related parties and affiliated companies:

	December 31, 2018		December 31, 2017
Balances
Due from The Coca-Cola Company (see Note 7) (1) (8)	Ps.	1,173	Ps.	2,054
Balance with BBVA Bancomer, S.A. de C.V. (2)		11,093		1,496
Balance with JP Morgan Chase & Co. (2)		27		6,907
Balance with Banco Mercantil del Norte S.A.(3)		—		806
Grupo Industrial Saltillo S.A.B. de C.V. (3)		169		141
Due from Heineken Group (1) (3) (7)		2,572		2,673
Former shareholders of Vonpar		—		1,219
Other receivables (1) (4)		565		209

Due to The Coca-Cola Company (5) (6) (8)	Ps.	3,893	Ps.	3,731
Due to BBVA Bancomer, S.A. de C.V. (5)		2,947		352
Due to Caffenio (9)		—		293
Due to Heineken Group (6) (7)		4,753		4,403
Other payables (6)		1,402		1,508

(1)	Presented within accounts receivable.
(2)	Presented within cash and cash equivalents.
(3)	Presented within other financial assets.
(4)	Presented within other current financial assets.
(5)	Recorded within bank loans and notes payable.
(6)	Recorded within accounts payable.
(7)	Associates.
(8)	Non-controlling interest.
(9)	On May 22, 2018 the Company completed the acquisition of an additional 10% of non-controlling interest of Café del Pacífico S.A.P.I. de C.V. (Caffenio).

Summary of Transaction with Related Parties

Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2018 and 2017, there was no expense resulting from uncollectible balances due from related parties.

Transactions	2018		2017		2016
Income:
Services to Heineken Group (1)	Ps.	3,265	Ps.	3,570	Ps.	3,153
Logistic services to Grupo Industrial Saltillo, S.A. de C.V. (3)		255		457		427
Logistic services to Jugos del Valle (1)		369		587		555
Other revenues from related parties		762		620		857
Expenses:
Purchase of concentrate from The Coca-Cola Company (2)	Ps.	32,379	Ps.	30,758	Ps.	38,146
Purchases of beer from Heineken Group (1)		27,999		24,942		16,436
Purchase of coffee from Caffenio (5)		—		2,397		2,064
Purchase of baked goods and snacks from Grupo Bimbo, S.A.B. de C.V. (3)		5,763		4,802		4,184
Advertisement expense paid to The Coca-Cola Company (2) (4)		2,193		1,392		2,354
Purchase of juices from Jugos del Valle, S.A.P.I. de C.V. (1)		4,537		3,905		3,310
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V. (1)		2,604		1,885		1,765
Interest expense and fees paid to BBVA Bancomer, S.A. de C.V. (3)		220		40		26
Purchase of sugar from Beta San Miguel (3)		651		1,827		1,349
Purchase of sugar, cans and aluminum lids from Promotora Mexicana de Embotelladores, S.A. de C.V. (3)		739		839		759
Purchase of canned products from IEQSA (1)		596		804		798
Purchase of inventories to Leao Alimentos e Bebidas, L.T.D.A. (1)		2,654		4,010		3,448
Advertising paid to Grupo Televisa, S.A.B. (3)		113		107		193
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (3)		12		32		63
Donations to Fundación FEMSA, A.C. (3)		113		23		62
Donations to Difusión y Fomento Cultural, A.C. (3)		63		44		49
Donations to ITESM (3)		192		108		—
Other expenses with related parties		602		742		618

(1)	Associates.
(2)	Non-controlling interest.
(3)	Members of the board of directors in FEMSA participate in board of directors of this entity.
(4)	Net of the contributions from The Coca-Cola Company of Ps. 3,542, Ps. 4,023 and Ps. 4,518, for the years ended in 2018, 2017 and 2016, respectively.
(5)	On May 22, 2018 the Company completed the acquisition of an additional 10% of non-controlling interest of Café del Pacífico S.A.P.I. de C.V. (Caffenio).

Commitments with Related Parties

Commitments with related parties

Related Party	Commitment	Conditions
Heineken Group	Supply	Supply of all beer products in Mexico’s OXXO stores. The contract may be renewed for five years or additional periods. At the end of the contract OXXO will not hold exclusive contract with another supplier of beer for the next 3 years. Commitment term, Jan 1st, 2010 to Jun 30, 2020.

Schedule of Key Management Remuneration

The benefits and aggregate compensation paid to executive officers and senior management of the Company were as follows:

	2018		2017		2016
Short-term employee benefits paid	Ps.	1,885	Ps.	1,699	Ps.	1,510
Postemployment benefits		37		48		39
Termination benefits		88		74		192
Share based payments		401		351		468